Schedule of Investments (unaudited)
February 29, 2024
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Automobiles — 1.1%
Tesla, Inc.(a)	294,799	$ 59,514,022
Broadline Retail — 4.0%
Amazon.com, Inc.(a)	732,721	129,515,764
MercadoLibre, Inc.(a)	52,783	84,204,720
		213,720,484
Capital Markets — 0.6%
S&P Global, Inc.	68,424	29,311,473
Communications Equipment — 1.4%
Arista Networks, Inc.(a)	177,580	49,285,553
Motorola Solutions, Inc.	69,230	22,872,900
		72,158,453
Consumer Finance — 0.4%
Kaspi.KZ JSC, ADR	218,373	22,708,608
Diversified Consumer Services — 0.0%
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	173,110
Electrical Equipment — 0.4%
NEXTracker, Inc., Class A(a)	421,125	23,684,070
Entertainment — 3.6%
Netflix, Inc.(a)	66,822	40,288,320
Nintendo Co. Ltd.	712,900	39,837,050
Spotify Technology SA(a)	210,362	53,938,921
Take-Two Interactive Software, Inc.(a)	162,010	23,804,129
Warner Music Group Corp., Class A	958,752	33,489,207
		191,357,627
Financial Services — 4.2%
Mastercard, Inc., Class A	242,009	114,896,193
Visa, Inc., Class A	324,510	91,719,506
Wise PLC, Class A(a)	1,569,620	18,234,747
		224,850,446
Ground Transportation — 1.0%
Uber Technologies, Inc.(a)	692,844	55,081,098
Interactive Media & Services — 4.4%
Alphabet, Inc., Class A(a)	514,571	71,247,500
Meta Platforms, Inc., Class A	329,783	161,636,542
		232,884,042
IT Services — 3.4%
Accenture PLC, Class A	54,846	20,555,184
EPAM Systems, Inc.(a)	74,555	22,694,542
Farmer’s Business Network, Inc.(a)(b)	194,200	701,062
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(b)(c)	25,600	6,887,285
MongoDB, Inc., Class A(a)	164,224	73,503,378
Shopify, Inc., Class A(a)(d)	425,071	32,462,672
Snowflake, Inc., Class A(a)	142,653	26,858,707
		183,662,830
Professional Services — 2.2%
Equifax, Inc.	112,752	30,847,820
RELX PLC	1,092,709	47,865,142
Thomson Reuters Corp.	258,588	40,820,759
		119,533,721
Semiconductors & Semiconductor Equipment — 32.4%
Advanced Micro Devices, Inc.(a)	855,306	164,672,064
Applied Materials, Inc.	160,846	32,429,771
ARM Holdings PLC, ADR(a)(d)	475,752	67,100,062
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
ASM International NV	79,257	$ 48,406,032
ASML Holding NV	158,565	150,478,489
Broadcom, Inc.	140,460	182,666,825
Lam Research Corp.	104,111	97,682,146
Marvell Technology, Inc.	900,235	64,510,840
Micron Technology, Inc.	926,321	83,933,946
Monolithic Power Systems, Inc.	79,655	57,354,786
NVIDIA Corp.	755,811	597,937,198
QUALCOMM, Inc.	215,354	33,980,708
SOITEC(a)	267,773	39,203,514
STMicroelectronics NV	505,564	22,956,299
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	513,707	66,098,680
Wolfspeed, Inc.(a)(d)	817,208	21,263,752
		1,730,675,112
Software — 30.6%
Adobe, Inc.(a)	90,026	50,439,767
Altium Ltd.	1,327,823	56,097,806
Autodesk, Inc.(a)	128,813	33,255,652
Cadence Design Systems, Inc.(a)	596,755	181,640,287
Constellation Software, Inc.	22,302	62,090,155
Crowdstrike Holdings, Inc., Class A(a)	214,110	69,403,757
Databricks, Inc. (Acquired 07/24/20 - 09/02/20, cost $5,122,890)(a)(b)(c)	319,983	26,427,396
Datadog, Inc., Class A(a)	222,865	29,297,833
Fair Isaac Corp.(a)	68,255	86,677,707
Intuit, Inc.	158,454	105,037,572
Microsoft Corp.	1,244,060	514,592,979
Nutanix, Inc., Class A(a)	373,458	23,587,607
Oracle Corp.	672,867	75,145,787
Palo Alto Networks, Inc.(a)	134,420	41,744,131
Salesforce, Inc.(a)	319,699	98,729,445
SAP SE	266,329	49,908,298
ServiceNow, Inc.(a)	96,539	74,464,392
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	149,520	792,456
Xero Ltd.(a)	351,092	29,199,839
Zscaler, Inc.(a)	102,863	24,889,760
		1,633,422,626
Specialty Retail — 0.0%
AceVector Ltd. (Acquired 05/07/14 - 10/29/14, cost $1,414,399)(a)(b)(c)	304,000	151,420
Technology Hardware, Storage & Peripherals — 8.3%
Apple Inc.	2,099,715	379,523,486
Quanta Computer, Inc.	3,384,000	24,866,768
Western Digital Corp.(a)	617,335	36,712,913
		441,103,167
Total Common Stocks — 98.0% (Cost: $2,344,399,885)		5,233,992,309
Preferred Securities
Preferred Stocks — 1.6%
Diversified Consumer Services — 0.0%
FlixMobility GmbH, Series F (Acquired 07/26/19, cost $ 2,492,260 )(a)(b)(c)	125	3,899,686
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	183,151
		4,082,837

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Technology Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services — 0.3%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $ 10,397,385 )(a)(b)(c)	94,889	$ 15,353,284
Semiconductors & Semiconductor Equipment — 0.3%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,453)(a)(b)(c)	581,814	14,906,075
Software — 1.0%
Databricks, Inc.
Series F (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	258,450	21,345,385
Series G (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	211,425	17,461,591
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	12,454,267
Unqork, Inc.
Series A (Acquired 03/05/21, cost $194,941)(a)(b)(c)	7,120	39,943
Series B (Acquired 03/05/21, cost $314,315)(a)(b)(c)	11,480	71,291
Series C (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	304,000	2,368,160
Series Seed (Acquired 03/05/21, cost $489,544)(a)(b)(c)	17,880	96,016
Series Seed A (Acquired 03/05/21, cost $180,704)(a)(b)(c)	6,600	35,376
		53,872,029
Total Preferred Securities — 1.6% (Cost: $57,963,270)		88,214,225
Warrants(a)(b)
Software — 0.0%
Constellation Software, Inc. (Issued/Exercisable, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 0.00)	22,107	—
Total Warrants — 0.0% (Cost: $0)		—
Total Long-Term Investments — 99.6% (Cost: $2,402,363,155)		5,322,206,534
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(e)(f)	22,969,970	$ 22,969,970
SL Liquidity Series, LLC, Money Market Series, 5.98%(e)(f)(g)	33,832,871	33,846,404
Total Short-Term Securities — 1.1% (Cost: $56,806,612)		56,816,374
Total Investments — 100.7% (Cost: $2,459,169,767)		5,379,022,908
Liabilities in Excess of Other Assets — (0.7)%		(38,619,677)
Net Assets — 100.0%		$ 5,340,403,231
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $122,645,892, representing 2.3% of its net assets as of period end, and an original cost of $83,039,142.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 37,081,328	$ —	$ (14,111,358)(a)	$ —	$ —	$ 22,969,970	22,969,970	$ 542,378	$ —
SL Liquidity Series, LLC, Money Market Series	148,567,014	—	(114,735,367)(a)	32,742	(17,985)	33,846,404	33,832,871	202,653(b)	—
				$ 32,742	$ (17,985)	$ 56,816,374		$ 745,031	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Technology Opportunities Fund
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$ 59,514,022	$ —	$ —	$ 59,514,022
Broadline Retail	213,720,484	—	—	213,720,484
Capital Markets	29,311,473	—	—	29,311,473
Communications Equipment	72,158,453	—	—	72,158,453
Consumer Finance	22,708,608	—	—	22,708,608
Diversified Consumer Services	—	—	173,110	173,110
Electrical Equipment	23,684,070	—	—	23,684,070
Entertainment	151,520,577	39,837,050	—	191,357,627
Financial Services	206,615,699	18,234,747	—	224,850,446
Ground Transportation	55,081,098	—	—	55,081,098
Interactive Media & Services	232,884,042	—	—	232,884,042
IT Services	176,074,483	—	7,588,347	183,662,830
Professional Services	71,668,579	47,865,142	—	119,533,721
Semiconductors & Semiconductor Equipment	1,469,630,778	261,044,334	—	1,730,675,112
Software	1,470,996,831	135,205,943	27,219,852	1,633,422,626
Specialty Retail	—	—	151,420	151,420
Technology Hardware, Storage & Peripherals	416,236,399	24,866,768	—	441,103,167
Preferred Securities	—	—	88,214,225	88,214,225
Warrants	—	—	—	—

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Technology Opportunities Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 22,969,970	$ —	$ —	$ 22,969,970
	$ 4,694,775,566	$ 527,053,984	$ 123,346,954	5,345,176,504
Investments valued at NAV(a)				33,846,404
				$ 5,379,022,908
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Preferred Stocks	Warrants	Total
Assets
Opening Balance, as of May 31, 2023	$ 27,801,094	$ 103,069,338	$ —	$ 130,870,432
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	2,583,493	—	2,583,493
Net change in unrealized appreciation (depreciation)(a)	912,044	3,363,536	—(b)	4,275,579
Purchases	6,419,592	—	—	6,419,592
Sales	—	(20,802,142)	—	(20,802,142)
Closing Balance, as of February 29, 2024	$ 35,132,729	$ 88,214,225	$ —(b)	$ 123,346,954
Net change in unrealized appreciation (depreciation) on investments still held at February 29, 2024(a)	$ 912,044	$ 4,795,450	$ —(b)	$ 5,707,494

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at February 29, 2024, is generally due to investments no longer held or categorized as Level 3 at period end.
(b)	Rounds to less than $1.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “ Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $356,261. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$ 34,959,619	Market	Revenue Multiple Volatility Time to Exit	3.38x - 31.00x 70% 3.0 years	24.49x — —
Preferred Securities(b)	88,031,074	Market	Revenue Multiple Volatility Time to Exit Market Adjustment Multiple	2.00x - 31.00x 50%- 70% 3.0 - 4.0 years 1.30x	20.51x 53% 3.9 years —
	$ 122,990,693

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)	For the period end February 29, 2024, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.
Currency Abbreviation
CAD	Canadian Dollar
Portfolio Abbreviation
ADR	American Depositary Receipt
4